Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets	At June 30, 2024 and December 31, 2023, prepaid expenses and current assets consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Interest receivable (1)	$900,646	$171,657
Prepaid expenses (2)	-	24,770
Deposits (3)	1,010,000	-
Other receivables, net (4)	4,048	156,492
Total	$1,914,694	$352,919
(1)	Interest receivable primarily consists of interest from loans to third parties and from investments.
(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
(3)	On March 11, 2024, the Company and Jia Yuanbin, sole shareholder of Viva Champion Limited (“Viva”), executed a letter of intent for a possible acquisition of the 100% equity interest in Viva that is held by Jia Yuanbin (the “LOI”). In accordance with the LOI, the Company paid a refundable deposit of $1,010,000 on April 15, 2024 to HK Jrui Trade Co Limited (“HK Jrui”) as requested by Jia Yuanbin. The purpose of this possible acquisition is to determine the feasibility of investing in the real estate business by acquiring Viva that owns a property located in Hong Kong. As of date of this report, both parties are still in the due diligence phase of the LOI. If the Company decides not to proceed with the LOI, the deposit will be refunded with interest.
(4)	Other receivables primarily consist of reserve funds and social security.
As of December 31, 2023 and 2022, prepaid expenses and current assets consisted of the following.
	2023	2022

Interest receivable (1)	$171,657	$42,263
Prepaid expenses (2)	24,770	4,342
Other receivables, net (3)	156,492	48,320
Total	$352,919	$94,925
(1)	Interest receivable primarily consists of interest from loans to third parties and interest from investments.
(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
(3)	Other receivables primarily consist of cash advance to employees for business travel or expenses incurred in the ordinary courses of business, net of expected credit loss.